Putnam
Emerging
Markets
Fund*

SEMIANNUAL REPORT
February 28, 1997
* Formerly Putnam Emerging Growth Fund

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* According to Lipper Analytical Services, an independent ranking firm, Putnam Emerging Markets Fund's class A shares ranked 15 out of 96 emerging markets funds (top 16%) for 1-year performance as of March 31, 1997.*

* "We believe that emerging markets represent an exceptional long-term opportunity for investors willing to wait out short-term fluctuations in performance."

                                                  -- Peter Grant, fund manager

CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

16 Financial statements

* Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Rankings vary over time and do not reflect the effects of sales charges. Performance for other class shares will vary. The fund was not ranked over a longer time period.
  Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

This is Putnam Emerging Markets Fund's first report to shareholders drawn from the public at large. But this is not a brand new fund. It has been investing in companies from within the world's emerging economies since December 1995.

Satisfied that the fund met our own strict standards and that it filled a need within the investment community, we brought it to the marketplace in October 1996. We have been gratified by its reception, and we extend a warm welcome to the fund's new shareholders.

I am also pleased to welcome Tom Haslett as co-fund manager. Tom is the CIO of Putnam's Emerging Markets Group, and joined Putnam from Montgomery Securities with 14 years of investment experience.

In the report that follows, fund managers Peter Grant and Tom Haslett review performance in the first half of fiscal 1997 and discuss prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997



Report from the Fund Managers
Thomas R. Haslett
J. Peter Grant

With this semiannual report, we are pleased to detail strong performance for Putnam Emerging Markets Fund. Over the six months ended February 28, 1997, your fund's class A shares gained 13.64% at net asset value and added 7.07% at public offering price. By comparison, the Morgan Stanley Capital International Emerging Markets Index rose 10.63% over the same period. For performance for other share classes, please turn to page 8 of this report.

Your fund's successful start is a reflection of strong performance for companies in emerging markets as well as our ability to research and evaluate diverse companies and countries. With a number of developing countries from Latin America to Eastern Europe to Asia experiencing economic expansion and inflows of foreign capital positive, overall conditions may persist in the months ahead. Nevertheless, it is important to be prepared for a measure of volatility -- in general, because investing in emerging markets entails risks, and in particular, because strong returns in many markets in 1996 have made some markets moderately expensive.

* LATIN AMERICA'S STRENGTH NECESSITATES SOME REPOSITIONING

Beginning early in 1996 and continuing throughout your fund's fiscal year, we established relatively large positions in several Latin American markets. We had identified a very attractive combination of rising economic growth, inexpensive stock prices, and signs that investors were returning to the region. The resulting positive view was borne out as stock markets across Latin America thrived, boosting your fund's performance.

Brazil has had a particularly vibrant market over the semiannual period. Significantly, Brazil's government greatly encourages international investment, maintains a strong pro-business stance, and facilitates privatizations. Already huge privatizations in the electricity sector have brought a major inflow of capital into Brazil. The stock prices of such companies as Telebras, Electrobras, and Petrobras -- so-called Bras stocks -- have risen rapidly; your fund has participated in this growth. Now we anticipate that investors may begin to rotate out of Bras stocks and into other sectors such as banking. We have thus started to position the fund to take advantage of this potential shift.

Elsewhere in Latin America, Argentina's Banco de Galicia, a banking and financial services company, was a strong performer for your fund. In Mexico, stocks of bottling companies were particularly robust, with Panamerican Beverages -- dominating its regional market -- doing quite well. Also in Mexico, we own shares of Industrias Penoles, a gold mining company. Penoles is an export-oriented enterprise and thus derives much of its earnings in solid currencies such as the U.S. dollar, which would help to protect the company in the event of a decline in the value of the peso. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STRONG COMPANIES IDENTIFIED IN BOTH THRIVING AND WEAKER MARKETS

As with Brazil, Hong Kong's recent strength means some reassessment is in order. The fund's holdings in Hong Kong have performed well, but we now believe that with the turnover of sovereignty to China fast approaching, this market's upside potential may be limited.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: COUNTRY ALLOCATION]

COUNTRY ALLOCATION*

Brazil                     11.1%

Malaysia                    9.8%

Hong Kong                   7.0%

Mexico                      6.5%

Indonesia                   5.8%

Philippines                 5.8%

Footnote reads:
* Based on net assets as of 2/28/97. Holdings will vary over time.

Elsewhere in Asia, your fund owns shares of Petron Corp., an oil company with dominant market share in the Philippines. Petron is partly owned by Saudi Arabia's Aramco, which makes supply problems unlikely. In Malaysia, United Engineers owns and operates the country's major north/south toll road. While the fund does not have major direct exposure to mainland China, we have purchased shares of Qingling Motors Co., a maker of light commercial vehicles. The company is experiencing strong unit growth with excellent profit margins.

We believe Korea Mobile Telecommunications offers an excellent combination of growth and value. In 1996, KMT's growth in earnings per share rose about 8%
-- hardly a dramatic increase. However, the company's earnings before depreciation, interest, and taxes (EBDIT) increased more than 100% in 1996. We know that for tax reasons the company uses a number of accounting techniques to underplay its profitability. This makes KMT a very attractively priced stock. But the stock is not just inexpensive; it is also fast growing. KMT witnessed a 76% jump in cellular subscribers in 1996.

Outside of Asia, we are cautious toward South Africa currently, since political, currency, and economic conditions have been troubled and have led to a weak market. Nevertheless, we believe there are a number of South African companies with solid prospects, most notably fund holding Sasol Ltd. Sasol is a superbly managed company with an efficient method of converting coal to oil -- perfected during the days of the oil producers' boycott of South Africa. Sasol also has the benefit of reaping earnings in hard currency, while paying its costs in the weak South African rand. Despite our negative near-term outlook for the country, therefore, our evaluation of Sasol is positive.

* PUTNAM'S OUTLOOK: SHORT-TERM POSITIVE, LONGER-TERM STRONG

After strong growth in markets in Asia and Latin America, we have taken advantage of opportunities in Eastern Europe and Russia. However, last year brought major market rallies in many markets in this area as well, and so equity valuations are somewhat extended. We have taken a small position in Israel's stock market and are searching India for attractive companies that serve that country's massive middle class.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Alfa S.A. (Mexico)
Diversified operations

Compania de Tele Chile (Chile)
Telecommunications

Tatneft (Russia)
Oil and gas

PT Telekomunikasi Indonesia (Indonesia)
Telecommunications

Centrais Electricas de Santa Catarina (Brazil)
Electricity

Centrais Electricas Bras (Brazil)
Electricity projects

Banco Bradesco (Brazil)
Commercial banking

Swire Pacific Ltd. (Hong Kong)
Diversified operations

IOI Corp. (Malaysia)
Agricultural operations

Multicanal Participacoes (Brazil)
Cable television

Footnote reads:
These holdings represent 16.7% of the fund's assets as of 2/28/97. Portfolio holdings will vary over time.

We believe in the exceptional potential of emerging markets. Over the long term, investing in these markets means an opportunity to benefit from vibrant economies and companies. In the near term, the investing environment appears quite positive in a number of emerging markets, from Latin America to Asia. And wherever there are opportunities in emerging markets, we will continue to apply Putnam's rigorous research process and team approach.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/97, there is no guarantee the fund will continue to hold these securities in the future. Foreign investments are subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. Additional risks including illiquidity and volatility may be associated with emerging markets securities.


Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Emerging Markets Fund is designed for investors seeking capital appreciation through common stocks of companies operating primarily in developing economies.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/28/97

                                Class A         Class B         Class M
(inception date)               (12/28/9)       (10/30/9)       (10/30/96)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    13.64%   7.07%     --      --      --      --
------------------------------------------------------------------------------
1 year                      27.81   20.43      --      --      --      --
------------------------------------------------------------------------------
Life of class               37.43   29.51   17.08%  12.08%  17.19%  13.10%
Annual average              31.23   24.73      --      --      --      --
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/97

                                            MSCI
                                          Emerging                 Consumer
                                           Markets                Price Index
------------------------------------------------------------------------------
6 months                                   10.63%                    1.14%
------------------------------------------------------------------------------
1 year                                     13.80                     2.71
------------------------------------------------------------------------------
Life of class A                            17.46                     3.65
Annual average                             14.83                     3.11
------------------------------------------------------------------------------
Life of class B and M                      12.88                     0.50
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.



PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/97
                                  Class A           Class B         Class M
------------------------------------------------------------------------------
Distributions (number)               1                 1               1
------------------------------------------------------------------------------
Income                          $0.015            $0.013          $0.014
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                           --                --              --
------------------------------------------------------------------------------
Short-term                       0.119             0.119           0.119
------------------------------------------------------------------------------
  Total                         $0.134            $0.132          $0.133
------------------------------------------------------------------------------
Share value:                 NAV     POP           NAV           NAV     POP
------------------------------------------------------------------------------
08/31/96                  $10.28  $10.91             --           --      --
------------------------------------------------------------------------------
10/30/96                      --      --          $9.95        $9.95  $10.31
------------------------------------------------------------------------------
02/28/97                   11.53   12.23          11.50        11.51   11.93
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)

                               Class A         Class B         Class M
(inception date)              (12/28/9)       (10/30/9)       (10/30/96)
                             NAV     POP     NAV    CDSC     NAV     POP
-----------------------------------------------------------------------------
6 months                    10.09%   3.73%    --      --      --      --
-----------------------------------------------------------------------------
1 year                      20.91   13.97     --      --      --      --
-----------------------------------------------------------------------------
Life of class               33.14   25.47  13.41%   8.41%  13.53%   9.56%
Annual average              25.50   19.73     --      --      --      --
-----------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Morgan Stanley Capital International (MSCI) Emerging Markets Index* is a an unmanaged list of equity securities from emerging markets with all values expressed in U.S. dollars.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Portfolio of investments owned
February 28, 1997 (Unaudited)


COMMON STOCKS (81.6%) *
NUMBER OF SHARES                                                                                    VALUE
Argentina (5.5%)
---------------------------------------------------------------------------------------------------------
        24,500   Banco De Galicia y Buenos Aires Class B ADR                                $     578,813
       115,900   Cresud S.A.                                                                      226,095
         8,600   Inversiones Y Represent ADR                                                      310,675
        17,000   Telefonica de Argentina S.A. ADR                                                 537,625
        21,800   YPF S.A. ADR                                                                     583,150
                                                                                           --------------
                                                                                                2,236,358

Brazil (11.1%)
---------------------------------------------------------------------------------------------------------
        20,000   Brazil Realty S.A. GDR +                                                         470,000
         1,500   Centrais Electricas Bras S. A.                                                   659,435
       495,000   Centrais Electricas de Santa Catarina S.A. +                                     687,696
         9,700   Comp Energetica De Minas Gerais (Cemig)
                   144A ADS                                                                       388,000
        15,100   Compania Siderurgica Nacional                                                    556,066
         1,650   Eletropaulo-Eletricidade de Sao Paulo S.A. Class B +                             320,297
         6,000   Globex Utilidades S.A. +                                                         121,039
           450   Light Participacoes S.A. +                                                       133,214
        48,962   Multicanal Participacoes S.A. ADR +                                              624,266
        14,700   Uniao de Bancos Brasileiros S.A. +                                               580,363
                                                                                           --------------
                                                                                                4,540,376

Canada (0.2%)
---------------------------------------------------------------------------------------------------------
         7,000   Indochina Goldfields Ltd. 144A +                                                  96,483

Chile (2.6%)
---------------------------------------------------------------------------------------------------------
        25,000   Compania de Tele Chile ADS                                                       731,250
        11,000   Santa Isabel S.A. ADR +                                                          330,000
                                                                                           --------------
                                                                                                1,061,250

Germany (0.2%)
---------------------------------------------------------------------------------------------------------
         2,100   Millicom International Cellular S.A. +                                            80,850

Guatemala (0.2%)
---------------------------------------------------------------------------------------------------------
         2,500   Basic Petroleum International, Ltd. +                                             87,188

Hong Kong (7.0%)
---------------------------------------------------------------------------------------------------------
         4,000   Asia Satellite Telecommunications Holdings Ltd.
                   ADR +                                                                          105,000
       115,000   Cheung Kong Infrastructure Holdings +                                            325,262
       152,000   Great Eagle Holdings Ltd. +                                                      570,270
       102,000   Guoco Group Ltd.                                                                 571,716
           200   Hong Kong Telecommunications Ltd.                                                    345
       210,000   New World Infrastructure Ltd. +                                                  623,789
        75,000   Swire Pacific Ltd. Class A                                                       644,130
                                                                                           --------------
                                                                                                2,840,512

Hungary (0.3%)
---------------------------------------------------------------------------------------------------------
         2,000   Gedeon Richter GDR                                                               135,501

India (2.2%)
---------------------------------------------------------------------------------------------------------
        10,750   East India Hotels Ltd. GDR                                                       188,125
        40,800   Gujarat Ambuja Cements Ltd.                                                      346,800
        19,100   State Bank of India 144A GDR +                                                   382,000
                                                                                           --------------
                                                                                                  916,925

Indonesia (5.8%)
---------------------------------------------------------------------------------------------------------
       714,640   PT Bank Internasional Indonesia                                                  596,782
        39,000   PT Gudang Garam                                                                  190,116
         9,700   PT Pasifik Satelit Nusantara ADR +                                               143,075
        21,000   PT Telekomunikasi Indonesia ADR +                                                721,875
        38,500   Sampoerna International Finance                                                  191,296
       180,000   PT Semen Gresik                                                                  531,737
                                                                                           --------------
                                                                                                2,374,881

Israel (1.1%)
---------------------------------------------------------------------------------------------------------
       100,000   Bank Hapoalim Ltd. +                                                             192,187
         2,800   Tadiran Ltd. +                                                                    77,776
        51,300   Super Sol Ltd. +                                                                 160,634
                                                                                           --------------
                                                                                                  430,597

Malaysia (9.8%)
---------------------------------------------------------------------------------------------------------
        98,000   Arab Malaysian Corp. Berhad                                                      596,453
       101,000   DCB Holdings                                                                     405,058
       192,000   IJM Corp. Berhad                                                                 514,631
       348,000   IOI Corp.                                                                        628,392
       225,000   Multi-Purpose Holdings Berhad                                                    535,067
        90,000   Perusahaan Otomobil Nasional Berhad                                              594,921
        86,000   Technology Resources Industries Berhad +                                         201,048
        57,000   United Engineers Ltd.                                                            526,118
                                                                                           --------------
                                                                                                4,001,688

Mexico (6.5%)
---------------------------------------------------------------------------------------------------------
       124,500   Cemex, S.A. de C.V. Class B                                                      545,571
       125,000   Fomento Economico Mexicano, S.A. de C.V. Class B                                 534,363
        20,000   Grupo Imsa S.A. ADR +                                                            472,500
       128,700   Industrias Penoles S.A.                                                          591,566
         8,600   Panamerican Beverages, Inc. Class A                                              484,825
                                                                                           --------------
                                                                                                2,628,825

Morocco (0.2%)
---------------------------------------------------------------------------------------------------------
         5,000   Banque Marocaine Du Commerce Exterieur
                   144A GDR                                                                        85,000

Pakistan (--%)
---------------------------------------------------------------------------------------------------------
         1,650   Pakistan State Oil                                                                12,824

Peru (0.1%)
---------------------------------------------------------------------------------------------------------
         2,500   Telefonica del Peru S.A. ADR                                                      55,000

Philippines (5.8%)
---------------------------------------------------------------------------------------------------------
     1,533,000   Belle Corp. +                                                                    489,627
       547,700   Fil-Estate Land, Inc.                                                            447,739
       572,500   International Container Terminal Services Inc. +                                 348,289
        77,000   Manila Electric Co. Class B                                                      611,901
     1,187,800   Petron Corp.                                                                     474,217
                                                                                           --------------
                                                                                                2,371,773

Portugal (1.3%)
---------------------------------------------------------------------------------------------------------
         9,000   Investec Consultadoria International +                                           328,622
         2,700   Telecel-Comunicacaoes Pessoais S.A. +                                            216,000
                                                                                           --------------
                                                                                                  544,622

Russia (5.3%)
---------------------------------------------------------------------------------------------------------
        10,000   AO Mosenergo 144A ADS +                                                          405,000
         9,000   Lukoil Oil Co. ADR                                                               535,500
       125,000   Rostelecom +                                                                     493,750
        10,000   Tatneft 144A ADR +                                                               730,000
                                                                                           --------------
                                                                                                2,164,250

Singapore (1.5%)
---------------------------------------------------------------------------------------------------------
        50,000   Far East Levingston Shipbuilding Ltd.                                            205,335
        50,000   Overseas Union Bank Ltd.                                                         389,610
                                                                                           --------------
                                                                                                  594,945

South Africa (4.6%)
---------------------------------------------------------------------------------------------------------
        17,600   Energy Africa Ltd.                                                               400,400
        93,500   Gencor Ltd.                                                                      405,205
       312,642   SA Iron & Steel Industrial Corp.                                                 237,458
        46,000   Randgold & Exploration Co., Ltd.                                                 387,915
        36,842   Sasol Ltd.                                                                       399,159
         1,316   South African Breweries, Ltd.                                                     39,393
                                                                                           --------------
                                                                                                1,869,530

South Korea (3.6%)
---------------------------------------------------------------------------------------------------------
         9,000   Hyundai Electronics Industries Co. +                                             375,869
         2,520   Kookmin Bank                                                                      42,615
        19,000   Kookmin Bank GDR                                                                 332,500
        10,700   Korea Electric Power Corp. +                                                     307,841
        31,900   Korea Mobile Telecommunications ADR +                                            394,763
                                                                                           --------------
                                                                                                1,453,588

Taiwan (2.7%)
---------------------------------------------------------------------------------------------------------
        23,400   Advanced Semiconductor Engineering GDR                                           292,500
        29,200   China Steel Corp. GDR                                                            538,740
        21,800   Yageo Corp 144A +                                                                267,050
                                                                                           --------------
                                                                                                1,098,290

Thailand (2.1%)
---------------------------------------------------------------------------------------------------------
        17,800   Advanced Info Service Public Co., Ltd.                                           171,901
        30,000   Bangkok Bank Public Co. Ltd.                                                     264,225
        27,400   Central Pattana Public Co. Ltd.                                                   86,793
        73,700   Industrial Finance Corp.                                                         195,019
        33,200   Siam Makro Public Co. +                                                          150,052
                                                                                           --------------
                                                                                                  867,990

United Kingdom (1.4%)
---------------------------------------------------------------------------------------------------------
       184,800   Lonrho PLC                                                                       437,592
         7,400   Pliva D D GDR 144A                                                               114,700
                                                                                           --------------
                                                                                                  552,292

Venezuela (0.5%)
---------------------------------------------------------------------------------------------------------
         6,600   Compania Anonima Nacional Telefonos de Venezuela
                   (CANTV) ADR +                                                                  209,550
                                                                                           --------------
                 Total Common Stocks (cost $31,572,512)                                     $  33,311,088

CONVERTIBLE BONDS AND NOTES (3.8%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
       590,000   Alfa S.A. 144A cv. sub. notes 8s, 2000 (Mexico)                                 $749,300
       340,000   Formosa Chemicals & Fibre Corp. 144A cv. unsub.
                   1 3/4s, 2001 (Taiwan)                                                          387,600
       410,000   Qingling Motors Co., Ltd. 144A cv. bonds 3 1/2s,
                   2002 (China)                                                                   433,575
                                                                                           --------------
                 Total Convertible Bonds and Notes
                   (cost $1,528,768)                                                        $   1,570,475

PREFERRED STOCKS (5.1%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
        77,000   Banco Bradesco BRC 0.072 No Par Value
                   (NPV) pfd. (Brazil)                                                      $     644,781
           520   Cia Tecidos Norte de Minas BRC 8.65
                   NPV pfd. (Brazil)                                                              222,666
         3,000   Petroleo Brasileiro S.A. BRC 5.352 S.A.
                   NPV pfd. (Brazil)                                                              613,760
         1,100   Telecomunicacoes do Rio de Janeiro BRC .0386
                   NPV pfd. (Brazil)                                                              166,476
         2,900   Telemig (Telec De Minas Gerais) BRC 2.627 pfd (Brazil)                           425,797
                                                                                           --------------
                 Total Preferred Stocks (cost $1,663,902)                                   $   2,073,480

INVESTMENT COMPANIES (0.3%) * (cost $114,627)                                                       VALUE
---------------------------------------------------------------------------------------------------------
         5,000   Taiwan Fund, Inc. (Taiwan)                                                 $     125,000

WARRANTS (--%) * (cost $--)+
NUMBER OF WARRANTS                                                        EXPIRATION DATE           VALUE
---------------------------------------------------------------------------------------------------------
        25,480   PT Bank Internasional Indonesia (Indonesia)                     01/17/00   $      11,330

SHORT- TERM INVESTMENTS (12.0%) * (cost $4,892,728)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
     4,892,000   Interest in $594,385,000 joint repurchase agreement
                   dated February 28,1997 with Morgan (JP) & Co. Inc.
                   due March 3, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $4,894,185 for an effective yield of 5.36%                               $   4,892,728
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $39,772,537) ***                                   $  41,984,101
---------------------------------------------------------------------------------------------------------


   *  Percentages indicated are based on net assets of $40,838,147

 *** The aggregate identified cost on a tax basis is $39,774,493, resulting in gross unrealized appreciation and depreciation of $3,083,634 and $874,026, respectively, or net unrealized appreciation of $2,209,608.

   +  Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS, or GDR after the name of a foreign holding stands for American Depository Receipts, American Depository Shares or Global Depository Receipts Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
February 28, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $34,879,809) (Note 1)                                                  $37,091,373
---------------------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $4,892,728) (Note 1)                                                     4,892,728
---------------------------------------------------------------------------------------------------
Cash                                                                                      2,612,630
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                    15,739
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,606,653
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              153,545
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,642
---------------------------------------------------------------------------------------------------
Total assets                                                                             46,376,310

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          5,117,716
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  369,826
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  1,732
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                    1,021
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                  157
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     17
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       17,292
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       26,740
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         5,538,163
---------------------------------------------------------------------------------------------------
Net assets                                                                              $40,838,147

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $38,361,812
---------------------------------------------------------------------------------------------------
Distributions in excess net investment income (Note 1)                                      (35,670)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                      300,440
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              2,211,565
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $40,838,147

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($22,694,692 divided by 1,969,122 shares)                                                    $11.53
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.53)*                                      $12.23
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($16,749,635 divided by 1,456,107 shares)**                                                  $11.50
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,393,820 divided by 121,088 shares)                                                       $11.51
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.51)*                                      $11.93
---------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more on group sales the offering price is reduced.
** Redemption price share is equal to net asset value less any contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,700)                                                $   32,340
--------------------------------------------------------------------------------------------------
Interest                                                                                    44,007
--------------------------------------------------------------------------------------------------
Total investment income                                                                     76,347

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            71,536
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              12,412
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                             985
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                45
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                        8,736
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                       18,435
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        1,020
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     41,449
--------------------------------------------------------------------------------------------------
Registration fees                                                                           11,669
--------------------------------------------------------------------------------------------------
Auditing                                                                                    18,139
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,213
--------------------------------------------------------------------------------------------------
Postage                                                                                         80
--------------------------------------------------------------------------------------------------
Other                                                                                          528
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (73,076)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             114,171
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (12,732)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               101,439
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (25,092)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           324,989
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                      6
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currencies during the period                                              9
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             1,869,034
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  2,194,038
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $2,168,946
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the period
                                                                                                     December 28, 1995
                                                                                                        (commencement
                                                                                  Six months ended   of operations) to
                                                                                       February 28,          August 31
                                                                                             1997*                1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           $   (25,092)         $    2,953
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                               324,995            102,998
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              1,869,043            342,522
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      2,168,946            448,473
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                 (11,345)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                  (3,758)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                    (372)                --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
    Class A                                                                                 (90,004)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                 (34,401)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (3,163)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        35,887,470            476,301
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             37,913,373            924,774

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     $ 2,924,774         $2,000,000
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $35,670 and undistributed
net investment income of $4,897, respectively)                                          $40,838,147         $2,924,774
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS  A
----------------------------------------------------------------------------------------------------------------
                                                                              Six months
                                                                                ended           For the Period
Per-share                                                                    February 28        Dec. 28, 1995+
operating performance                                                        (Unaudited)          to August 31
----------------------------------------------------------------------------------------------------------------
                                                                                1997                 1996
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                             $10.28               $8.50
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment income                                                             (.01)(c)(d)          .01(c)(d)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                               1.39                1.77
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                             1.38                1.78
----------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------
From net
investment income                                                                 (.01)                 --
----------------------------------------------------------------------------------------------------------------
From net realized gains
on investments                                                                    (.12)                 --
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                               (.13)                 --
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                   $11.53              $10.28
----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                        13.64*              20.94*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                 $22,695              $2,925
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                          .82*               1.25(c)*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                         (.08)*               .11(c)*
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                           44.17*              45.90*
----------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                       $.0132              $.0060
----------------------------------------------------------------------------------------------------------------
+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets
    includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended
    August 31, 1996. Expenses for the period ended February 28, 1997 reflect a reduction of
    $.06, $.04 and $.05 per share for class A, class B and class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
                                                                                     For the period
                                                                                      Oct. 30, 1996+
Per-share                                                                             to February 28
operating performance                                                                   (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                                          1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                      $9.95
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     (.03)(c)(d)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                       1.71
-----------------------------------------------------------------------------------------------------
Total from
investment operations                                                                     1.68
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                                                                         (.01)
-----------------------------------------------------------------------------------------------------
From net realized gains
on investments                                                                            (.12)
-----------------------------------------------------------------------------------------------------
Total Distributions                                                                       (.13)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                           $11.50
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                17.08*
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                         $16,750
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                  .80(c)*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                 (.32)(c)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                   44.17*
-----------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                               $.0132
-----------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.


(b) The ratio of expenses to average net assets
    includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended
    August 31, 1996. Expenses for the period ended February 28, 1997 reflect a reduction of
    $.06, $.04 and $.05 per share for class A, class B and class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------
                                                                                  For the period
                                                                                  Oct. 30, 1996+
Per-share                                                                         to February 28
operating performance                                                               (Unaudited)
--------------------------------------------------------------------------------------------------
                                                                                       1997
--------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $9.95
--------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------
Net investment income                                                                  (.02)(c)(d)
--------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    1.71
--------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.69
--------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.01)
--------------------------------------------------------------------------------------------------
From net realized gains
on investments                                                                         (.12)
--------------------------------------------------------------------------------------------------
Total Distributions                                                                    (.13)
--------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.51
--------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             17.19*
--------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $1,394
--------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .72(c)*
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                              (.23)(c)*
--------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                44.17*
--------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                            $.0132*
--------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share for class A for the period ended
    August 31, 1996. Expenses for the period ended February 28, 1997 reflect a reduction of
    $.06, $.04 and $.05 per share for class A, class B and class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Emerging Markets Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing in common stocks and other equity securities of emerging market companies.

The fund offers class A, class B and class M shares. The fund commenced it's offering of class B and class M shares on October 30, 1996. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in case of some securities traded over-the-counter -- the last reported bid price. Investments for which market quotations are not readily available (and in certain circumstances debt securities which trade on an exchange) are stated fair stated on the basis of valuations furnished by pricing services approved by the Trustees, which determines valuations for institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% of any excess thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1997, fund expenses were reduced by $12,732 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive $100 for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively. The distribution plan became effective October
30, 1996.

For the six months February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $21,030 and $775 from the sale of class A and class M shares, respectively and $340 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $37,614,664 and $5,369,808, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         February 28, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,349,397      $25,993,942
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         1,088           11,080
------------------------------------------------------------
                                  2,350,485       26,005,022

Shares
repurchased                        (665,850)      (7,526,644)
------------------------------------------------------------
Net increase                      1,684,635      $18,478,378
------------------------------------------------------------

                                          For the period
                                        December 28, 1995
                                        (commencement of
                                           operations) to
                                          August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                          52,471         $509,698
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                     52,471          509,698

Shares
repurchased                          (3,277)         (33,397)
------------------------------------------------------------
Net increase                         49,194         $476,301
------------------------------------------------------------

                                           For the period
                                          October 30, 1996
                                          (commencement of
                                           operations) to
                                          February 28, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,542,962      $17,028,751
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           325            3,302
------------------------------------------------------------
                                  1,543,287       17,032,053

Shares
repurchased                         (87,180)        (969,817)
------------------------------------------------------------
Net increase                      1,456,107      $16,062,236
------------------------------------------------------------

                                           For the period
                                          October 30,1996
                                         (commencement of
                                           operations) to
                                         February 28, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         152,297       $1,706,207
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            31              318
------------------------------------------------------------
                                    152,328        1,706,525

Shares
repurchased                         (31,240)        (359,669)
------------------------------------------------------------
Net increase                        121,088       $1,346,856
------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

J. Peter Grant
Vice President and Fund Manager

Thomas R. Haslett
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Emerging Markets Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

32137-2AY/2CK/2CL   4/97